Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 456,152	$ 62,493	¥ 117,426	¥ 44,317
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	439,533	60,216	99,470	38,061
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,108	152	1,490	2,714
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	440,641	60,368	100,960	40,775
Air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,787	519	5,259	2,326
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,724	1,606	11,207	1,216
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 15,511	$ 2,125	¥ 16,466	¥ 3,542